United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | FHEQX	Institutional | FHESX

Federated Hermes SDG Engagement Equity Fund
Fund Established 2018

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
The fund seeks to invest in companies that, in its view, provide the potential for long-term capital appreciation alongside positive societal impact aligned with the United Nations Sustainable Development Goals (SDGs). Through our pioneering engagement group, EOS at Federated Hermes, we engage with company leaders to gain a deep understanding of their business strategy and purpose to ensure company behaviors align with the long-term interests of our clients.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2021, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	53.0%
Japan	11.4%
United Kingdom	7.5%
Netherlands	4.9%
Hong Kong	3.0%
Italy	2.3%
Finland	2.3%
Sweden	2.2%
Switzerland	2.1%
Singapore	1.9%
Ireland	1.6%
China	1.5%
Spain	1.1%
France	1.1%
Peru	1.0%
Taiwan	0.7%
India	0.5%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100%
Semi-Annual Shareholder Report
1

At April 30, 2021, the Fund’s sector composition3 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	26.6%
Materials	14.1%
Consumer Discretionary	13.7%
Information Technology	10.2%
Health Care	10.2%
Financials	7.4%
Real Estate	5.9%
Consumer Staples	5.4%
Utilities	2.1%
Communication Services	2.0%
Energy	0.5%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.1%
		China—1.5%
521,000		Shenzhen International Holdings Ltd.	$867,413
		Finland—2.3%
27,798		Huhtamaki Oyj	1,321,289
		France—1.1%
3,018	[1]	Silicon-On-Insulator Technologies (SOITEC)	609,693
		Hong Kong—3.0%
95,000		Techtronic Industries Co.	1,718,531
		India—0.5%
22,226		Varun Beverages Ltd.	284,903
		Ireland—1.6%
62,566		Glanbia PLC	923,247
		Italy—2.3%
22,809	[1]	Marr SpA	510,209
62,481	[1]	Technogym S.P.A.	839,799
		TOTAL	1,350,008
		Japan—11.4%
18,179		Horiba Ltd.	1,183,426
36,468		NIFCO, Inc.	1,245,388
19,900		Nissan Chemical Industries	1,024,023
33,945		Open House Co. Ltd.	1,412,377
14,230		Relo Holdings, Inc.	292,518
21,838		Yaoko Co. Ltd.	1,392,991
		TOTAL	6,550,723
		Netherlands—4.9%
25,246		Aalberts Industries NV	1,366,866
9,979		IMCD Group NV	1,450,845
		TOTAL	2,817,711
		Peru—1.0%
5,033		Credicorp Ltd.	600,940
		Singapore—1.9%
514,022		Mapletree Industrial Trust	1,092,181
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—1.1%
59,271		Merlin Properties SOCIMI SA	$656,483
		Sweden—2.2%
48,986		Trelleborg AB, Class B	1,276,978
		Switzerland—2.1%
3,368		Burckhardt Compression Holdings AG	1,209,448
		Taiwan—0.7%
42,000		Land Mark Optoelectronics Corp.	373,111
		United Kingdom—7.5%
591,092	[1]	Breedon Group PLC	842,524
171,135		Central Asia Metals PLC	657,172
13,239		DCC PLC	1,148,622
23,207	[1]	Draper Esprit Plc	270,144
304,382		Harworth Group PLC	539,483
195,655	[1]	SSP Group PLC	865,521
		TOTAL	4,323,466
		United States—53.0%
21,675		Alliant Energy Corp.	1,217,485
22,126	[1]	AMN Healthcare Services, Inc.	1,754,592
10,405		Aptargroup, Inc.	1,569,178
16,555		Brunswick Corp.	1,773,537
14,637	[1]	Clean Harbors, Inc.	1,302,108
3,763		Cooper Cos., Inc.	1,546,179
180,958	[2]	Diversified Gas & Oil PLC	305,044
8,583		Eagle Materials, Inc.	1,185,656
14,198		Fortune Brands Home & Security, Inc.	1,490,506
13,463	[1]	Kirby Corp.	857,593
11,893	[1]	LKQ Corp.	555,522
20,098		National Instruments Corp.	832,258
7,624		Reinsurance Group of America	995,161
46,433		Retail Opportunity Investments Corp.	817,221
15,818		RPM International, Inc.	1,500,179
648,692	[1]	Samsonite International SA	1,201,028
11,208	[1]	Silicon Laboratories, Inc.	1,579,768
12,785		Simpson Manufacturing Co., Inc.	1,440,869
7,126		STERIS PLC	1,503,728
23,073		TCF Financial Corp.	1,050,283
3,196		West Pharmaceutical Services, Inc.	1,049,950
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
6,345	[1]	WEX, Inc.	$1,302,057
20,509		Wiley (John) & Sons, Inc., Class A	1,167,782
17,692		Wintrust Financial Corp.	1,364,053
9,377		Woodward, Inc.	1,172,219
		TOTAL	30,533,956
		TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $38,318,440)[3]	56,510,081
		OTHER ASSETS AND LIABILITIES - NET—1.9%[4]	1,123,356
		TOTAL NET ASSETS—100%	$57,633,437
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2021, these restricted securities amounted to $305,044, which represented 0.5% of total net assets.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 29,027,884	$ 1,506,072	$—	$30,533,956
International	600,940	25,375,185	—	25,976,125
TOTAL SECURITIES	$ 29,628,824	$ 26,881,257	$—	$56,510,081
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Period Ended 10/31/2020[1]
Net Asset Value, Beginning of Period	$10.31	$11.24
Income From Investment Operations:
Net investment income[2]	0.00[3]	0.07
Net realized and unrealized gain (loss)	3.28	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	3.28	(0.76)
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)
Distributions from net realized gain	—-	(0.05)
TOTAL DISTRIBUTIONS	(0.11)	(0.17)
Net Asset Value, End of Period	$13.48	$10.31
Total Return[4]	31.93%	(6.87)%
Ratios to Average Net Assets:
Net expenses[5]	1.19%[6,7]	1.19%[6,7]
Net investment income	0.02%[6]	0.70%[6]
Expense waiver/reimbursement[8]	0.57%[6]	1.31%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$330	$158
Portfolio turnover	9%	52%[9]
1
Reflects operations for the period from November 5, 2019 (date of initial investment) to October 31, 2020.
2
Per share number has been calculated using the average shares method.
3
Represents less than $0.01.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.18% for the six months ended April 30, 2021, and 1.17% for the period ended October 31, 2020, after taking into account this expense reduction.
8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020	Period Ended 10/31/2019[1]
Net Asset Value, Beginning of Period	$10.34	$11.05	$10.00
Income From Investment Operations:
Net investment income[2]	0.02	0.07	0.12
Net realized and unrealized gain (loss)	3.28	(0.61)	0.93
TOTAL FROM INVESTMENT OPERATIONS	3.30	(0.54)	1.05
Less Distributions:
Distributions from net investment income	(0.11)	(0.12)	—
Distributions from net realized gain	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.17)	—
Net Asset Value, End of Period	$13.53	$10.34	$11.05
Total Return[3]	32.03%	(4.99)%	10.50%
Ratios to Average Net Assets:
Net expenses[4]	0.94%[5,6]	0.94%[5]	0.94%[5,6]
Net investment income	0.25%[6]	0.70%	1.13%[6]
Expense waiver/reimbursement[7]	0.63%[6]	1.13%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,304	$39,785	$33,602
Portfolio turnover	9%	52%	13%
1
Reflects operations for the period from November 6, 2018 (date of initial investment) to October 31, 2019.
2
Per share number has been calculated using average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.93% for the six months ended April 30, 2021, 0.92% for the year ended October 31, 2020 and 0.94% for the period ended October 31, 2019, after taking into account these expense reduction.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $38,318,440)		$56,510,081
Cash		923,177
Receivable for investments sold		451,588
Income receivable		114,398
Receivable for shares sold		61,724
TOTAL ASSETS		58,060,968
Liabilities:
Payable for investments purchased	$256,240
Payable for shares redeemed	22,955
Payable for capital gains taxes withheld	6,908
Payable for custodian fees	48,081
Payable for portfolio accounting fees	45,839
Payable for share registration costs	29,537
Payable for investment adviser fee (Note 5)	1,392
Payable for other service fees (Notes 2 and 5)	117
Accrued expenses (Note 5)	16,462
TOTAL LIABILITIES		427,531
Net assets for 4,259,954 shares outstanding		$57,633,437
Net Assets Consists of:
Paid-in capital		$44,594,093
Total distributable earnings (loss)		13,039,344
TOTAL NET ASSETS		$57,633,437
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($329,610 ÷ 24,459 shares outstanding), no par value, unlimited shares authorized		$13.48
Offering price per share (100/94.50 of $13.48)		$14.26
Redemption proceeds per share		$13.48
Institutional Shares:
Net asset value per share ($57,303,827 ÷ 4,235,495 shares outstanding), no par value, unlimited shares authorized		$13.53
Offering price per share		$13.53
Redemption proceeds per share		$13.53
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $14,076)			$305,825
Expenses:
Investment adviser fee (Note 5)		$194,043
Administrative fee (Note 5)		20,415
Custodian fees		54,935
Transfer agent fees (Note 2)		17,359
Directors’/Trustees’ fees (Note 5)		496
Auditing fees		12,833
Legal fees		5,151
Other service fees (Notes 2 and 5)		332
Portfolio accounting fees		66,539
Share registration costs		12,689
Printing and postage		10,689
Miscellaneous (Notes 2 and 5)		14,786
TOTAL EXPENSES		410,267
Waiver, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(151,644)
Reimbursements of other operating expenses (Notes 2 and 5)	(13,823)
Reduction of custodian fees (Note 6)	(3,453)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(168,920)
Net expenses			241,347
Net investment income			64,478
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			119,937
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			13,268,954
Net realized and unrealized gain on investments and foreign currency transactions			13,388,891
Change in net assets resulting from operations			$13,453,369
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,478	$254,594
Net realized gain (loss)	119,937	(5,022,542)
Net change in unrealized appreciation/depreciation	13,268,954	3,168,369
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,453,369	(1,599,579)
Distributions to Shareholders:
Class A Shares	(2,120)	(2)
Institutional Shares	(440,219)	(562,503)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(442,339)	(562,505)
Share Transactions:
Proceeds from sale of shares	11,847,515	27,054,291
Net asset value of shares issued to shareholders in payment of distributions declared	436,948	562,502
Cost of shares redeemed	(7,604,476)	(19,113,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,679,987	8,503,003
Change in net assets	17,691,017	6,340,919
Net Assets:
Beginning of period	39,942,420	33,601,501
End of period	$57,633,437	$39,942,420
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of fourteen portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares, Class A Shares and Institutional Shares, which commenced operations on November 5, 2019 and November 6, 2018, respectively. Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but currently not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
12

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
13

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $168,920 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$31	$—
Institutional Shares	$17,328	$(11,234)
TOTAL	$17,359	$(11,234)
Semi-Annual Shareholder Report
14

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$332
For the six months ended April 30, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, tax years 2019 and 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report
15

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2021 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Gas & Oil PLC	7/24/2020-4/30/2021	$236,214	$305,044
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Period Ended 10/31/2020[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,507	$128,721	15,301	$141,471
Shares issued to shareholders in payment of distributions declared	124	1,482	—	—
Shares redeemed	(1,473)	(19,530)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,158	$110,673	15,301	$141,471
Semi-Annual Shareholder Report
16

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	937,992	$11,718,794	2,924,952	$26,912,820
Shares issued to shareholders in payment of distributions declared	36,349	435,466	49,911	562,502
Shares redeemed	(587,785)	(7,584,946)	(2,167,264)	(19,113,790)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	386,556	$4,569,314	807,599	$8,361,532
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	395,714	$4,679,987	822,900	$8,503,003
1
Reflects operations for the period from November 5, 2019 (date of initial investment) to October 31, 2020.
4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $38,318,440. The net unrealized appreciation of investments for federal tax purposes was $18,191,641. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,471,496 and net unrealized depreciation from investments for those securities having an excess of cost over value of $279,855.
As of October 31, 2020, the Fund had a capital loss carryforward of $1,530,951 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$433,255	$1,097,696	$1,530,951
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $151,644 of its fee and voluntarily reimbursed $11,234 of transfer agent fees and $2,589 of other operating expenses.
Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.50% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such
Semi-Annual Shareholder Report
17

periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates. For the six months ended April 30, 2021, the Sub-Adviser received a net fee of $26,541 after waivers and reimbursements.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2021, FSC did not retain any sales charges from the sale of Class A Shares.
Semi-Annual Shareholder Report
18

Other Service Fees
For the six months ended April 30, 2021, FSSC did not receive any of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2021, the Fund’s expenses were reduced by $3,453 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$8,285,438
Sales	$4,372,172
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers and may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Semi-Annual Shareholder Report
19

9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
12. SUBSEQUENT EVENT
On June 11, 2021, the Fund commenced offering Class R6 Shares.
Semi-Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 04/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$ 1,000.00	$ 1,319.30	$ 6.84
Institutional Shares	$ 1,000.00	$ 1,320.30	$ 5.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$ 1,000.00	$ 1,018.89	$ 5.96
Institutional Shares	$ 1,000.00	$ 1,020.13	$4.71
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Institutional Shares	0.94%
Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2020
FEDERATED HERMES SDG ENGAGEMENT EQUITY FUND (THE “FUND”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment subadvisory contract between the Adviser and Hermes Investment Management Limited with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
Semi-Annual Shareholder Report
23

year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report
24

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report
25

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report
26

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the
Semi-Annual Shareholder Report
27

Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report
28

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report
29

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report
30

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report
31

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes SDG Engagement Equity Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report
32

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
35

Federated Hermes SDG Engagement Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A101
CUSIP 31423A309
Q454422 (6/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	A | FSTRX	B | QBLVX	C | QCLVX
	R | QRLVX	Institutional | FMSTX	Service | FSTKX
R6 | FSTLX

Federated Hermes MDT Large Cap Value Fund
Fund Established 1982

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	22.0%
Industrials	13.7%
Health Care	13.4%
Communication Services	9.1%
Information Technology	8.1%
Consumer Staples	7.7%
Consumer Discretionary	7.4%
Materials	5.6%
Energy	4.0%
Utilities	3.9%
Real Estate	3.3%
Securities Lending Collateral[2,3]	0.0%
Cash equivalents[4]	1.8%
Other Assets and Liabilities—Net[3,5]	(0.0)%
TOTAL	100%
1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Represents less than 0.1%.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—9.1%
171,284		Activision Blizzard, Inc.	$15,619,388
9,164	[1]	Alphabet, Inc., Class A	21,567,474
526,494		AT&T, Inc.	16,537,177
15,110	[1]	Charter Communications, Inc.	10,175,829
32,671		Electronic Arts, Inc.	4,641,896
552,659		News Corp., Inc., Class A	14,476,902
48,645	[1]	Take-Two Interactive Software, Inc.	8,531,360
479,397		Verizon Communications, Inc.	27,704,353
		TOTAL	119,254,379
		Consumer Discretionary—7.4%
34,619		Advance Auto Parts, Inc.	6,929,339
155,366	[1]	Capri Holdings Ltd.	8,557,559
134,402		eBay, Inc.	7,498,287
474,327	[1]	Ford Motor Co.	5,473,734
70,294		Home Depot, Inc.	22,752,059
108,445		Kohl’s Corp.	6,361,384
43,350		McDonald’s Corp.	10,234,068
16,535	[1]	Mohawk Industries, Inc.	3,397,942
38,210		Starbucks Corp.	4,374,663
180,396		Yum! Brands, Inc.	21,560,930
		TOTAL	97,139,965
		Consumer Staples—7.7%
282,780		Colgate-Palmolive Co.	22,820,346
102,246		Hershey Foods Corp.	16,799,018
213,958	[1]	Molson Coors Beverage Company, Class B	11,756,992
352,125		Philip Morris International, Inc.	33,451,875
115,533		Procter & Gamble Co.	15,414,413
		TOTAL	100,242,644
		Energy—4.0%
187,487	[1]	Continental Resources, Inc.	5,107,146
275,127		EOG Resources, Inc.	20,260,352
527,578		Halliburton Co.	10,319,426
926,503		Marathon Oil Corp.	10,432,424
249,901		Schlumberger Ltd.	6,759,822
		TOTAL	52,879,170
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Financials—22.0%
4,366	[1]	Alleghany Corp.	$2,964,383
202,629		Allstate Corp.	25,693,357
517,147		Ally Financial, Inc.	26,607,213
45,030		Ameriprise Financial, Inc.	11,635,752
144,289	[1]	Arch Capital Group Ltd.	5,729,716
552,769		Bank of America Corp.	22,403,728
483,309		Bank of New York Mellon Corp.	24,107,453
6,354	[1]	Berkshire Hathaway, Inc., Class B	1,747,032
116,562		M & T Bank Corp.	18,380,662
464,323		MetLife, Inc.	29,544,873
30,137		NASDAQ, Inc.	4,868,331
241,594		Northern Trust Corp.	27,493,397
161,831		Popular, Inc.	11,969,021
183,829		Prudential Financial, Inc.	18,449,079
326,939		State Street Corp.	27,446,529
150,393		The Travelers Cos., Inc.	23,259,781
58,248		Tradeweb Markets, Inc.	4,734,397
		TOTAL	287,034,704
		Health Care—13.4%
81,257		AbbVie, Inc.	9,060,156
38,930		Amgen, Inc.	9,329,185
13,882		Anthem, Inc.	5,266,692
139,935		Cardinal Health, Inc.	8,443,678
24,384		CIGNA Corp.	6,071,860
82,208	[1]	Davita, Inc.	9,579,698
17,531		Eli Lilly & Co.	3,204,141
46,099	[1]	Hologic, Inc.	3,021,789
12,327		Humana, Inc.	5,488,473
77,677	[1]	IQVIA Holdings, Inc.	18,230,015
207,886		Johnson & Johnson	33,829,289
110,891		McKesson Corp.	20,798,716
186,258		Merck & Co., Inc.	13,876,221
245,450		Pfizer, Inc.	9,486,642
18,909	[1]	Waters Corp.	5,670,242
80,528		Zoetis, Inc.	13,933,760
		TOTAL	175,290,557
		Industrials—13.7%
169,547		AGCO Corp.	24,740,298
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
387,698		Carrier Global Corp.	$16,895,879
15,093		Deere & Co.	5,597,239
205,249		Fortune Brands Home & Security, Inc.	21,547,040
73,073		Illinois Tool Works, Inc.	16,840,404
141,597	[1]	Lyft, Inc.	7,881,289
371,454		Masco Corp.	23,728,481
279,099		Nielsen Holdings PLC	7,158,889
440,411		Otis Worldwide Corp.	34,294,805
47,553		Republic Services, Inc.	5,054,884
241,657	[1]	SPX Corp.	14,658,914
		TOTAL	178,398,122
		Information Technology—8.1%
49,833		Applied Materials, Inc.	6,613,337
21,854	[1]	Arista Networks, Inc.	6,887,725
48,436	[1]	Crowdstrike Holdings, Inc.	10,099,390
140,440	[1]	Dell Technologies, Inc.	13,809,465
384,391	[1]	DXC Technology Co.	12,650,308
225,091		HP, Inc.	7,677,854
43,108		IBM Corp.	6,116,163
255,352		Intel Corp.	14,690,401
73,035		Motorola, Inc.	13,752,490
83,181		Paychex, Inc.	8,109,316
219,810		Vishay Intertechnology, Inc.	5,400,732
		TOTAL	105,807,181
		Materials—5.6%
255,731	[1]	Berry Global Group, Inc.	16,269,606
382,244	[1]	Domtar, Corp.	15,068,059
335,404		Dow, Inc	20,962,750
52,067		PPG Industries, Inc.	8,915,953
128,255		RPM International, Inc.	12,163,704
		TOTAL	73,380,072
		Real Estate—3.3%
8,405		Crown Castle International Corp.	1,589,049
7,282		Essex Property Trust, Inc.	2,115,567
50,859		Extra Space Storage, Inc.	7,562,225
216,126		Gaming and Leisure Properties, Inc.	10,047,698
10,875		Mid-American Apartment Communities, Inc.	1,710,964
6,384		Public Storage	1,794,925
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
255,302	[2]	SL Green Realty Corp.	$18,894,901
		TOTAL	43,715,329
		Utilities—3.9%
342,815		Exelon Corp.	15,406,106
135,849		Pinnacle West Capital Corp.	11,499,618
242,938		Public Service Enterprises Group, Inc.	15,343,964
22,817		Sempra Energy	3,138,935
339,228		Vistra Corp.	5,722,776
		TOTAL	51,111,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $983,566,651)	1,284,253,522
		INVESTMENT COMPANIES—1.8%
1,842		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[3]	1,842
22,935,676		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3]	22,940,263
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,926,236)[4]	22,942,105
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,006,492,887)	1,307,195,627
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[5]	(124,850)
		TOTAL NET ASSETS—100%	$1,307,070,777
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$683,400	$19,345,453	$20,028,853
Purchases at Cost	$24,934,220	$64,229,559	$89,163,779
Proceeds from Sales	$(25,615,778)	$(60,630,433)	$(86,246,211)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,638)	$(2,638)
Net Realized Gain/(Loss)	N/A	$(1,678)	$(1,678)
Value	$ 1,842	$22,940,263	$22,942,105
Balance of Shares Held 04/30/2021	1,842	22,935,676	22,937,518
Dividend Income	$225	$8,077	$8,302
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
Semi-Annual Shareholder Report

1
Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.00	$27.31	$27.84	$29.29	$26.09	$27.84
Income From Investment Operations:
Net investment income	0.16	0.37	0.40	0.32[2]	0.38[2]	0.42[2]
Net realized and unrealized gain (loss)	8.67	(1.95)	1.48	1.04	4.22	0.16
TOTAL FROM INVESTMENT OPERATIONS	8.83	(1.58)	1.88	1.36	4.60	0.58
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.41)	(0.33)	(0.40)	(0.42)
Distributions from net realized gain	—	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)
TOTAL DISTRIBUTIONS	(0.19)	(0.73)	(2.41)	(2.81)	(1.40)	(2.33)
Net Asset Value, End of Period	$33.64	$25.00	$27.31	$27.84	$29.29	$26.09
Total Return[3]	35.42%	(5.78)%	7.41%	4.69%	18.08%	2.47%
Ratios to Average Net Assets:
Net expenses[4]	0.98%[5]	0.98%[6]	0.98%[6]	0.98%[6]	0.99%	0.98%
Net investment income	1.06%[5]	1.44%	1.52%	1.23%	1.37%	1.65%
Expense waiver/reimbursement[7]	0.20%[5]	0.23%	0.22%	0.21%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$560,938	$432,229	$492,088	$508,415	$24,237	$14,389
Portfolio turnover	35%	139%	81%	95%	99%	88%
1
Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.98% for the years ended October 31, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,		Period Ended 10/31/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$25.05	$27.33	$27.85	$28.04
Income From Investment Operations:
Net investment income	0.01	0.11	0.14	0.10[2]
Net realized and unrealized gain (loss)	8.72	(1.89)	1.51	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	8.73	(1.78)	1.65	(0.07)
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.17)	(0.12)
Distributions from net realized gain	—	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.06)	(0.50)	(2.17)	(0.12)
Net Asset Value, End of Period	$33.72	$25.05	$27.33	$27.85
Total Return[3]	34.90%	(6.56)%	6.49%	(0.24)%
Ratios to Average Net Assets:
Net expenses[4]	1.82%[5]	1.81%[6]	1.83%[6]	1.83%[5,6]
Net investment income	0.24%[5]	0.63%	0.72%	0.38%[5]
Expense waiver/reimbursement[7]	0.17%[5]	0.19%	0.18%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,049	$3,556	$6,710	$11,823
Portfolio turnover	35%	139%	81%	95%[8]
1
Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.81%, 1.83% and 1.83% for the years ended October 31, 2020 and 2019 and period ended 2018 respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,		Period Ended 10/31/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$25.04	$27.32	$27.85	$28.04
Income From Investment Operations:
Net investment income	0.03	0.14	0.19	0.12[2]
Net realized and unrealized gain (loss)	8.70	(1.91)	1.47	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	8.73	(1.77)	1.66	(0.06)
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.19)	(0.13)
Distributions from net realized gain	—	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.07)	(0.51)	(2.19)	(0.13)
Net Asset Value, End of Period	$33.70	$25.04	$27.32	$27.85
Total Return[3]	34.93%	(6.53)%	6.53%	(0.21)%
Ratios to Average Net Assets:
Net expenses[4]	1.77%[5]	1.80%[6]	1.77%[6]	1.79%[5,6]
Net investment income	0.27%[5]	0.64%	0.74%	0.44%[5]
Expense waiver/reimbursement[7]	0.17%[5]	0.19%	0.18%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,560	$8,848	$13,760	$15,215
Portfolio turnover	35%	139%	81%	95%[8]
1
Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.80%, 1.77% and 1.79% for the years ended October 31, 2020 and 2019 and period ended 2018, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,		Period Ended 10/31/2018[1]
		2020	2019
Net Asset Value, Beginning of Period	$25.01	$27.31	$27.85	$28.04
Income From Investment Operations:
Net investment income (loss)	0.09	0.25	0.29	0.20[2]
Net realized and unrealized gain (loss)	8.69	(1.94)	1.47	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	8.78	(1.69)	1.76	0.04
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.30)	(0.23)
Distributions from net realized gain	—	(0.36)	(2.00)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.61)	(2.30)	(0.23)
Net Asset Value, End of Period	$33.66	$25.01	$27.31	$27.85
Total Return[3]	35.19%	(6.20)%	6.93%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	1.39%[5]	1.43%[6]	1.41%[6]	1.43%[5,6]
Net investment income	0.65%[5]	1.00%	1.09%	0.78%[5]
Expense waiver/reimbursement[7]	0.17%[5]	0.22%	0.18%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,639	$14,572	$17,450	$18,198
Portfolio turnover	35%	139%	81%	95%[8]
1
Reflects operations for the period December 8, 2017 (date of initial investment) to October 31, 2018.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.43%, 1.41% and 1.43% for the years ended October 31, 2020, 2019 and period ended 2018, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.01	$27.33	$27.86	$29.30	$26.10	$27.85
Income From Investment Operations:
Net investment income (loss)	0.19	0.42	0.46	0.44[2]	0.46[2]	0.48[2]
Net realized and unrealized gain (loss)	8.68	(1.95)	1.47	0.98	4.20	0.15
TOTAL FROM INVESTMENT OPERATIONS	8.87	(1.53)	1.93	1.42	4.66	0.63
Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.46)	(0.38)	(0.46)	(0.47)
Distributions from net realized gain	—	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)
TOTAL DISTRIBUTIONS	(0.22)	(0.79)	(2.46)	(2.86)	(1.46)	(2.38)
Net Asset Value, End of Period	$33.66	$25.01	$27.33	$27.86	$29.30	$26.10
Total Return[3]	35.59%	(5.58)%	7.64%	4.92%	18.32%	2.70%
Ratios to Average Net Assets:
Net expenses[4]	0.76%[5]	0.76%[6]	0.76%[6]	0.77%[6]	0.78%	0.76%
Net investment income	1.27%[5]	1.66%	1.75%	1.52%	1.64%	1.87%
Expense waiver/reimbursement[7]	0.17%[5]	0.20%	0.19%	0.18%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$499,993	$363,057	$353,550	$416,364	$368,749	$241,699
Portfolio turnover	35%	139%	81%	95%	99%	88%
1
Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.76%, 0.76% and 0.77% for the years ended October 31, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.03	$27.34	$27.87	$29.31	$26.11	$27.85
Income From Investment Operations:
Net investment income (loss)	0.18	0.41	0.43	0.39[2]	0.40[2]	0.42[2]
Net realized and unrealized gain (loss)	8.66	(1.99)	1.45	0.96	4.20	0.17
TOTAL FROM INVESTMENT OPERATIONS	8.84	(1.58)	1.88	1.35	4.60	0.59
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.41)	(0.31)	(0.40)	(0.42)
Distributions from net realized gain	—	(0.36)	(2.00)	(2.48)	(1.00)	(1.91)
TOTAL DISTRIBUTIONS	(0.19)	(0.73)	(2.41)	(2.79)	(1.40)	(2.33)
Net Asset Value, End of Period	$33.68	$25.03	$27.34	$27.87	$29.31	$26.11
Total Return[3]	35.42%	(5.77)%	7.42%	4.67%	18.06%	2.50%
Ratios to Average Net Assets:
Net expenses[4]	0.98%[5]	0.98%[6]	0.98%[6]	0.99%[6]	0.99%	0.98%
Net investment income	1.06%[5]	1.44%	1.53%	1.32%	1.42%	1.66%
Expense waiver/reimbursement[7]	0.19%[5]	0.21%	0.20%	0.18%	0.21%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,145	$135,813	$179,844	$216,890	$270,371	$251,246
Portfolio turnover	35%	139%	81%	95%	99%	88%
1
Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.99% for the years ended October 31, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[2]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.03	$27.35	$27.88	$29.31	$26.11	$24.51
Income From Investment Operations:
Net investment income	0.20	0.43	0.47	0.44[3]	0.47[3]	0.08[3]
Net realized and unrealized gain (loss)	8.69	(1.95)	1.48	1.00	4.21	1.62
TOTAL FROM INVESTMENT OPERATIONS	8.89	(1.52)	1.95	1.44	4.68	1.70
Less Distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.48)	(0.39)	(0.48)	(0.10)
Distributions from net realized gain	—	(0.36)	(2.00)	(2.48)	(1.00)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.80)	(2.48)	(2.87)	(1.48)	(0.10)
Net Asset Value, End of Period	$33.69	$25.03	$27.35	$27.88	$29.31	$26.11
Total Return[4]	35.65%	(5.51)%	7.72%	5.01%	18.40%	6.95%
Ratios to Average Net Assets:
Net expenses[5]	0.69%[6]	0.69%[7]	0.69%[7]	0.70%[7]	0.71%	0.69%[6]
Net investment income	1.34%[6]	1.73%	1.80%	1.57%	1.67%	0.85%[6]
Expense waiver/reimbursement[8]	0.17%[6]	0.19%	0.18%	0.17%	0.19%	0.24%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,748	$36,020	$42,678	$28,350	$51,147	$28,838
Portfolio turnover	35%	139%	81%	95%	99%	88%[9]
1
Federated MDT Large Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 8, 2017. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
3
Per share number has been calculated using the average shares method.
4
Based on net asset value. Total returns for periods of less than one year are not annualized.
5
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
Computed on an annualized basis.
7
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.69%, 0.69% and 0.70% for the years ended October 31, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
8
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $1,776 of securities loaned and $22,942,105 of investment in affiliated holdings* (identified cost $1,006,492,887)		$1,307,195,627
Receivable for investments sold		10,285,404
Income receivable		1,438,267
Income receivable from affiliated holding		807
Receivable for shares sold		657,608
TOTAL ASSETS		1,319,577,713
Liabilities:
Payable for investments purchased	$10,339,249
Payable for shares redeemed	1,681,912
Payable for collateral due to broker for securities lending	1,842
Payable for other service fees (Notes 2 and 5)	259,277
Payable for investment adviser fee (Note 5)	23,187
Payable for distribution services fee (Note 5)	17,118
Payable for administrative fee (Note 5)	2,489
Accrued expenses (Note 5)	181,862
TOTAL LIABILITIES		12,506,936
Net assets for 38,835,556 shares outstanding		$1,307,070,777
Net Assets Consists of:
Paid-in capital		$934,871,612
Total distributable earnings (loss)		372,199,165
TOTAL NET ASSETS		$1,307,070,777
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($560,937,689 ÷ 16,672,767 shares outstanding), no par value, unlimited shares authorized	$33.64
Offering price per share (100/94.50 of $33.64)	$35.60
Redemption proceeds per share	$33.64
Class B Shares:
Net asset value per share ($4,049,396 ÷ 120,076 shares outstanding), no par value, unlimited shares authorized	$33.72
Offering price per share	$33.72
Redemption proceeds per share (94.50/100 of 33.72)	$31.87
Class C Shares:
Net asset value per share ($11,559,740 ÷ 343,024 shares outstanding), no par value, unlimited shares authorized	$33.70
Offering price per share	$33.70
Redemption proceeds per share (99/100 of 33.70)	$33.36
Class R Shares:
Net asset value per share ($18,638,574 ÷ 553,754 shares outstanding), no par value, unlimited shares authorized	$33.66
Offering price per share	$33.66
Redemption proceeds per share	$33.66
Institutional Shares:
Net asset value per share ($499,992,819 ÷ 14,855,558 shares outstanding), no par value, unlimited shares authorized	$33.66
Offering price per share	$33.66
Redemption proceeds per share	$33.66
Service Shares:
Net asset value per share ($164,144,609 ÷ 4,873,054 shares outstanding), no par value, unlimited shares authorized	$33.68
Offering price per share	$33.68
Redemption proceeds per share	$33.68
Class R6 Shares:
Net asset value per share ($47,747,950 ÷ 1,417,323 shares outstanding), no par value, unlimited shares authorized	$33.69
Offering price per share	$33.69
Redemption proceeds per share	$33.69
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Dividends (including $8,077 received from an affiliated holding* and net of foreign taxes withheld of $12,946)			$11,953,664
Net income on securities loaned (includes $225 earned from affiliated holdings related to cash collateral balances*) (Note 2)			2,795
TOTAL INCOME			11,956,459
Expenses:
Investment adviser fee (Note 5)		$4,076,005
Administrative fee (Note 5)		458,548
Custodian fees		24,521
Transfer agent fees (Note 2)		659,525
Directors’/Trustees’ fees (Note 5)		3,026
Auditing fees		13,201
Legal fees		7,763
Distribution services fee (Note 5)		96,402
Other service fees (Notes 2 and 5)		836,714
Portfolio accounting fees		99,761
Share registration costs		56,785
Printing and postage		42,141
Miscellaneous (Note 5)		21,673
TOTAL EXPENSES		6,396,065
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(978,820)
Reimbursement of other operating expenses (Notes 2 and 5)	(96,019)
TOTAL WAIVER AND REIMBURSEMENTS		(1,074,839)
Net expenses			5,321,226
Net investment income			6,635,233
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized loss of $(1,678) on sales of investments in an affiliated holding*)			91,218,750
Net change in unrealized appreciation of investments, (including net change in unrealized appreciation of $(2,638) of investments in an affiliated holding*)			250,546,845
Net realized and unrealized gain (loss) on investments			341,765,595
Change in net assets resulting from operations			$348,400,828
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,635,233	$15,954,104
Net realized gain (loss)	91,218,750	(16,631,457)
Net change in unrealized appreciation/depreciation	250,546,845	(62,469,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	348,400,828	(63,147,191)
Distributions to Shareholders:
Class A Shares	(3,231,058)	(13,393,414)
Class B Shares	(8,423)	(113,796)
Class C Shares	(26,139)	(254,922)
Class R Shares	(76,723)	(382,739)
Institutional Shares	(3,251,103)	(11,727,917)
Service Shares	(1,001,416)	(4,524,863)
Class R6 Shares	(336,577)	(1,266,751)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,931,439)	(31,664,402)
Share Transactions:
Proceeds from sale of shares	79,089,664	136,254,076
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	—	109,835,119
Net asset value of shares issued to shareholders in payment of distributions declared	7,111,792	28,990,808
Cost of shares redeemed	(113,694,683)	(292,253,391)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,493,227)	(17,173,388)
Change in net assets	312,976,162	(111,984,981)
Net Assets:
Beginning of period	994,094,615	1,106,079,596
End of period	$1,307,070,777	$994,094,615
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on June 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide growth of income and capital.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
On November 15, 2019, the Fund acquired all the net assets of PNC Multi-Factor Large Cap Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Class A Shares, Class C Shares and Institutional Shares pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. In connection with the acquisition, the Acquired Fund’s Class A Shares, Class C Shares and Institutional Shares were exchanged for Class A Shares, Class C Shares and Institutional Shares of the Fund. The purpose of this transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, the assets received and the shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class C Share and Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.94, 0.92 and 0.95 share, respectively, of the same share Class of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,948,585	$109,835,119	$9,883,976	$1,121,367,148	$1,231,202,267
1
Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on November 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended October 31, 2020, are as follows:
Net Investment Income	$16,094,864
Net realized and unrealized gain on investments	$(73,573,947)
Net decrease in net assets resulting from operations	$(57,479,083)
The amounts presented above are unaudited.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of October 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized
Semi-Annual Shareholder Report

gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $1,074,839 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$278,665	$(70,551)
Class B Shares	3,250	—
Class C Shares	6,371	—
Class R Shares	20,525	—
Institutional Shares	256,162	(10,907)
Service Shares	85,338	(14,561)
Class R6 Shares	9,214	—
TOTAL	$659,525	$(96,019)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$629,465
Class B Shares	4,821
Class C Shares	13,101
Service Shares	189,327
TOTAL	$836,714
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax
Semi-Annual Shareholder Report

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed
Semi-Annual Shareholder Report

by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of April 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,776	$1,842
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	384,073	$11,644,912	621,685	$15,497,820
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	—	—	718,844	19,983,865
Shares issued to shareholders in payment of distributions declared	99,091	2,956,331	486,208	12,301,937
Shares redeemed	(1,100,771)	(32,566,812)	(2,555,912)	(64,305,617)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(617,607)	$(17,965,569)	(729,175)	$(16,521,995)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	270	$7,831	1,872	$50,952
Shares issued to shareholders in payment of distributions declared	278	8,173	4,199	110,674
Shares redeemed	(22,399)	(658,128)	(109,631)	(2,774,859)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(21,851)	$(642,124)	(103,560)	$(2,613,233)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	63,559	$1,942,654	65,379	$1,668,560
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Multi-Factor Large Cap Value Fund	—	—	10,069	280,012
Shares issued to shareholders in payment of distributions declared	885	26,045	9,441	247,849
Shares redeemed	(74,753)	(2,292,455)	(235,125)	(5,785,609)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,309)	$(323,756)	(150,236)	$(3,589,188)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	52,606	$1,567,880	145,561	$3,585,580
Shares issued to shareholders in payment of distributions declared	2,581	76,723	14,925	382,738
Shares redeemed	(84,062)	(2,553,806)	(216,818)	(5,364,510)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(28,875)	$(909,203)	(56,332)	$(1,396,192)

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,757,112	$53,317,451	3,881,672	$91,612,120
Proceeds from shares issued in connection with the tax-free transfer of asset from PNC Multi-Factor Large Cap Value Fund	—	—	3,219,672	89,571,242
Shares issued to shareholders in payment of distributions declared	95,693	2,862,566	428,372	10,788,078
Shares redeemed	(1,515,403)	(45,821,695)	(5,949,312)	(152,414,999)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	337,402	$10,358,322	1,580,404	$39,556,441

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	187,966	$5,664,285	539,511	$13,539,293
Shares issued to shareholders in payment of distributions declared	29,057	867,714	155,989	3,966,043
Shares redeemed	(770,576)	(23,822,582)	(1,847,313)	(47,507,928)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(553,553)	$(17,290,583)	(1,151,813)	$(30,002,592)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	164,381	$4,944,651	413,698	$10,299,751
Shares issued to shareholders in payment of distributions declared	10,503	314,240	47,646	1,193,489
Shares redeemed	(196,619)	(5,979,205)	(582,871)	(14,099,869)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(21,735)	$(720,314)	(121,527)	$(2,606,629)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(916,528)	$(27,493,227)	(732,239)	$(17,173,388)
4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $1,006,492,887. The net unrealized appreciation of investments for federal tax purposes was $300,702,740. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,852,268 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,149,528.
As of October 31, 2020, the Fund had a capital loss carryforward of $14,002,902 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,002,902	$—	$14,002,902
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.
For the six months ended April 30, 2021, the Adviser waived $971,129 of its fee and reimbursed $96,019 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $7,691.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$14,463
Class C Shares	39,303
Class R Shares	42,636
TOTAL	$96,402
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2021, FSC retained $18,261 of fees paid by the Fund. For the six months ended April 30, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2021, FSSC received $154,807 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment. For the six months ended April 30, 2021, FSC retained $5,698 in sales charges from the sale of Class A Shares. FSC also retained $1,593 and $1,058 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.85%, 1.80%, 1.43%, 0.76%, 0.98% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$399,352,745
Sales	$432,125,857
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
9. OTHER MAtters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,354.20	$5.72
Class B Shares	$1,000	$1,349.00	$10.60
Class C Shares	$1,000	$1,349.30	$10.31
Class R Shares	$1,000	$1,351.90	$8.11
Institutional Shares	$1,000	$1,355.90	$4.44
Service Shares	$1,000	$1,354.20	$5.72
Class R6 Shares	$1,000	$1,356.50	$4.03
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.93	$4.91
Class B Shares	$1,000	$1,015.77	$9.10
Class C Shares	$1,000	$1,016.02	$8.85
Class R Shares	$1,000	$1,017.90	$6.95
Institutional Shares	$1,000	$1,021.03	$3.81
Service Shares	$1,000	$1,019.93	$4.91
Class R6 Shares	$1,000	$1,021.37	$3.46
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
Class A Shares	0.98%
Class B Shares	1.82%
Class C Shares	1.77%
Class R Shares	1.39%
Institutional Shares	0.76%
Service Shares	0.98%
Class R6 Shares	0.69%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
federated mdt Large Cap Value Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MDT LARGE CAP VALUE FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Semi-Annual Shareholder Report

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Expense Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that mon-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Large Cap Value Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes MDT Large Cap Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314209206
CUSIP 314209305
CUSIP 314209404
CUSIP 314209503
CUSIP 314209701
CUSIP 314209800
CUSIP 314209602
Q454127 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021